Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Balances and Transactions
19.	RELATED PARTY BALANCES AND TRANSACTIONS

Major related parties	Relationship with the Group
Hunan Qindao Network Media Technology Co., Ltd.	Affiliate of a long-term investee

(1)	Amount due from related parties

	As of December 31,
	2022	2023
	RMB	RMB
Hunan Qindao Network Media Technology Co., Ltd. (i)	—	27,258
Others	55	—

Total	55	27,258

(i)
The amount of RMB27,258 as of December 31, 2023 represented the revenue sharing of live video service paid in advance to Hunan Qindao Network Media Technology Co., Ltd., which should be deducted from the amount of revenue sharing to be paid in following
years. According to the arrangement of repayment plan, RMB7,258 is due in year of 2024 and RMB10,000 is due in year of 2025 and 2026, respectively.

(2)	Amount due to related parties – current

	As of December 31,
	2022	2023
	RMB	RMB
Hunan Qindao Network Media Technology Co., Ltd. (ii)	9,178	4,314

Total	9,178	4,314

(ii)	The amount of RMB9,178 and R MB4,314 as of December 31, 2022 and 2023 represented the unpaid revenue sharing of live video service to Hunan Qindao Network Media Technology Co., Ltd.

(3)	Purchases from related parties

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Hunan Qindao Network Media Technology Co., Ltd. (iii)	253,691	176,674	179,000
Others	115	—	55

Total	253,806	176,674	179,055

(iii)	The purchases from Hunan Qindao Network Media Technology Co., Ltd. mainly represented the Revenue Sharing.